UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

September 30, 2023
Semiannual Report
to Shareholders
DWS RREEF Real Assets Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Consolidated Portfolio Summary
12	Consolidated Investment Portfolio
23	Consolidated Statement of Assets and Liabilities
25	Consolidated Statement of Operations
26	Consolidated Statements of Changes in Net Assets
27	Consolidated Financial Highlights
33	Notes to Consolidated Financial Statements
48	Other Information
49	Information About Your Fund’s Expenses
51	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF Real Assets Fund

Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS RREEF Real Assets Fund	|	3

Letter to Shareholders
Dear Shareholder:
This past year can be described as one where there were major structural disruptions and challenges impacting financial markets: record high inflation; end of substantial tightening of monetary policy; impact of slower growth in China; and geo-political volatility given the ongoing war in Ukraine and the recent war between Israel and Hamas, the future course of which continues to be highly unpredictable.
It is therefore apparent that there will be no lack of challenges for investors in 2023 and into 2024. With looming recession concerns in the U.S. and Europe, we believe the prospects for equity returns will be challenging into 2024. The aggressive tightening by the Federal Reserve and international monetary authorities, which began in 2022, has increased pressure on banks and their ability to lend, and also negatively impacted the performance of fixed income securities. Inflation continues to remain above monetary authority targets, however there is evidence that rate hikes by the Federal Reserve are helping to cool the pace of rising prices.
Consequently, we believe that it is important for investors to diversify their investments given the level of volatility in markets. While investment objectives are unique to each investor, we do believe there may be benefits to owning corporate and government bonds given their potential for yield as well as holding equities for their ability to counter the negative effects of persistent inflation.
In our view, these factors of market volatility, unpredictable economic events, and complex geo-political forces strongly underscore the value add of active portfolio management. The partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS RREEF Real Assets Fund

Performance SummarySeptember 30, 2023 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/23
Unadjusted for Sales Charge	–5.14%	0.81%	4.30%	3.56%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–10.59%	–4.99%	3.07%	2.95%
MSCI World Index†	3.13%	21.95%	7.26%	8.26%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.74%
Blended Index†	–4.53%	3.74%	2.99%	3.11%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/23
Unadjusted for Sales Charge	–5.53%	0.13%	3.52%	2.78%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–6.48%	0.13%	3.52%	2.78%
MSCI World Index†	3.13%	21.95%	7.26%	8.26%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.74%
Blended Index†	–4.53%	3.74%	2.99%	3.11%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/23
No Sales Charges	–5.34%	0.56%	4.01%	3.30%
MSCI World Index†	3.13%	21.95%	7.26%	8.26%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.74%
Blended Index†	–4.53%	3.74%	2.99%	3.11%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 9/30/23
No Sales Charges	–5.01%	1.13%	4.60%	3.65%
MSCI World Index†	3.13%	21.95%	7.26%	7.63%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.66%
Blended Index†	–4.53%	3.74%	2.99%	2.54%

DWS RREEF Real Assets Fund	|	5

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/23
No Sales Charges	–5.15%	0.95%	4.43%	3.71%
MSCI World Index†	3.13%	21.95%	7.26%	8.26%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.74%
Blended Index†	–4.53%	3.74%	2.99%	3.11%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 9/30/23
No Sales Charges	–5.01%	1.13%	4.60%	3.88%
MSCI World Index†	3.13%	21.95%	7.26%	8.26%
Bloomberg U.S. Treasury Inflation Notes Index†	–3.98%	1.25%	2.12%	1.74%
Blended Index†	–4.53%	3.74%	2.99%	3.11%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2023 are 1.27%, 2.01%, 1.64%, 0.90%, 1.10% and 1.00% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
On April 26, 2016, the Fund’s investment strategy was changed and the Fund was restructured from a fund-of-funds (i.e., a fund investing primarily in other DWS funds) to a direct investment fund (i.e., a fund investing directly in securities and other investments). Performance would have been different if the Fund’s current investment strategy and structure had been in effect during the period prior to April 26, 2016.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS RREEF Real Assets Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended September 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on November 28, 2014.

DWS RREEF Real Assets Fund	|	7

†
The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index representing large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.
The Bloomberg U.S. Treasury Inflation Notes Index includes all publicly issued
U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
The Blended Index is composed of 30% in the Dow Jones Brookfield Infrastructure
Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg
Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the
Bloomberg U.S. Treasury Inflation Notes Index. Dow Jones Brookfield Infrastructure Index
measures the stock performance of companies worldwide whose primary business is the ownership and operation of (rather than service of) infrastructure assets. To be included in the indices, a company must have more than 70% of estimated cash flows
(based on publicly available information) derived from the following infrastructure sectors:
airports, toll roads, ports, communications, electricity transmission and distribution, oil and gas storage and transportation, water, and other sectors. FTSE EPRA/NAREIT
Developed Index is an unmanaged, market-weighted index designed to track the performance of listed real estate companies and REITS worldwide. Bloomberg
Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges. S&P
Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across
3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
9/30/23	$10.66	$10.56	$10.71	$10.59	$10.57	$10.59
3/31/23	$11.29	$11.21	$11.36	$11.21	$11.20	$11.21
Distribution Information as of 9/30/23
Income Dividends, Six Months	$.05	$.03	$.04	$.06	$.05	$.06

8	|	DWS RREEF Real Assets Fund

Portfolio Management Team
John W. Vojticek, Global Head of Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2015.
—Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.
—Head and Chief Investment Officer of Liquid Real Assets for DWS.
—BS in Business Administration, University of Southern California.
Francis X. Greywitt III, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
—Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
—Investment industry experience began in 1999.
—BBA, St. Bonaventure University; MBA, University of Chicago.
Evan Rudy, CFA, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2007; Previously, worked as an Analyst at the Townsend Group, a real estate consulting firm.
—Portfolio Analyst, Real Estate & Infrastructure Securities: Chicago.
—BS, Miami University.

DWS RREEF Real Assets Fund	|	9

Consolidated Portfolio Summary(Unaudited)
Asset Allocation (As a % of Net Assets)	9/30/23	3/31/23
Common Stocks
Infrastructure	35%	37%
Real Estate	26%	27%
Natural Resource Equities	15%	13%
Commodity Futures	12%	12%
Treasury Inflation Protected Securities	11%	9%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net*	1%	2%
	100%	100%

*	Net of notional exposure to futures contracts

Sector Diversification (As a % of Common Stocks)	9/30/23	3/31/23
Real Estate	40%	43%
Utilities	19%	21%
Energy	18%	13%
Materials	10%	10%
Industrials	9%	8%
Communication Services	2%	3%
Consumer Staples	2%	2%
Information Technology	—	0%
	100%	100%

Geographical Diversification (As a % of Common Stocks and Government & Agency Obligations)	9/30/23	3/31/23
United States	66%	60%
Canada	8%	8%
United Kingdom	6%	7%
Japan	4%	4%
France	3%	2%
Spain	2%	3%
Australia	2%	2%
Hong Kong	2%	4%
Italy	2%	1%
Switzerland	1%	2%
Singapore	1%	2%
Other	3%	5%
	100%	100%

10	|	DWS RREEF Real Assets Fund

Ten Largest Equity Holdings at September 30, 2023 (17.7% of Net Assets)	Country	Percent
1ONEOK, Inc.	United States	2.3%
Operator of natural gas and natural gas liquids business
2Prologis, Inc.	United States	2.1%
Owner, operator and developer of industrial real estate
3National Grid PLC	United Kingdom	1.9%
Provider of electricity and natural gas transmission services
4American Tower Corp.	United States	1.9%
Operator and developer of wireless communications and broadcast towers
5Equinix, Inc.	United States	1.7%
Provider of technology-related real estate
6SBA Communications Corp.	United States	1.7%
Operator of wireless communication infrastructure
7Enbridge, Inc.	Canada	1.7%
Provider of energy transportation, distribution and related services
8Targa Resources Corp.	United States	1.5%
Provider of midstream gas and natural gas liquid services
9Vinci SA	France	1.5%
Provider of electrical, mechanical, civil engineering and construction services
10Exelon Corp.	United States	1.4%
Distributor of natural gas and electricity
Consolidated portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s consolidated investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

DWS RREEF Real Assets Fund	|	11

ConsolidatedInvestment Portfolioas of September 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 76.2%
Communication Services 1.5%
Diversified Telecommunication Services
Cellnex Telecom SA 144A*	1,485,376	51,621,062
China Tower Corp. Ltd. “H” 144A	168,208,000	16,084,834
		67,705,896
Consumer Staples 1.4%
Food Products
Archer-Daniels-Midland Co.	458,750	34,598,925
Bunge Ltd.	198,726	21,512,089
Darling Ingredients, Inc.*	195,000	10,179,000
		66,290,014
Energy 13.7%
Energy Equipment & Services 0.2%
Halliburton Co.	259,100	10,493,550
Oil, Gas & Consumable Fuels 13.5%
BP PLC	9,958,100	64,559,538
Canadian Natural Resources Ltd.	262,075	16,948,771
Cheniere Energy, Inc.	144,392	23,963,296
Chevron Corp.	353,560	59,617,287
Devon Energy Corp.	148,990	7,106,823
Diamondback Energy, Inc.	157,840	24,446,259
Enbridge, Inc.	2,351,390	77,990,149
Gazprom PJSC (ADR)* (a)	1,013,306	0
Gibson Energy, Inc.	17,701	253,216
Keyera Corp. (b)	1,294,411	30,391,141
LUKOIL PJSC ** (a)	91,202	0
Marathon Petroleum Corp.	139,338	21,087,413
ONEOK, Inc.	1,658,100	105,173,284
Pembina Pipeline Corp. (b)	1,407,400	42,317,847
Targa Resources Corp.	818,394	70,152,734
TotalEnergies SE	693,066	45,739,194
Williams Companies, Inc.	987,783	33,278,409
		623,025,361
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Industrials 6.5%
Commercial Services & Supplies 1.4%
GFL Environmental, Inc.	1,081,000	34,332,560
Waste Connections, Inc.	240,812	32,341,052
		66,673,612
Construction & Engineering 2.2%
Ferrovial SE	1,127,825	34,439,132
Vinci SA	606,392	67,007,059
		101,446,191
Ground Transportation 1.6%
Canadian Pacific Kansas City Ltd.	279,010	20,739,076
East Japan Railway Co.	240,450	13,768,592
Union Pacific Corp.	182,130	37,087,132
		71,594,800
Transportation Infrastructure 1.3%
Aena SME SA 144A	160,360	24,104,423
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	114,740	18,859,813
Japan Airport Terminal Co., Ltd.	122,742	5,189,679
Transurban Group (Units)	1,260,279	10,268,059
		58,421,974
Materials 7.7%
Chemicals 2.0%
CF Industries Holdings, Inc.	293,160	25,135,538
Corteva, Inc.	700,388	35,831,850
Nutrien Ltd. (b)	492,657	30,424,494
		91,391,882
Containers & Packaging 0.4%
SIG Group AG	424,900	10,470,174
Westrock Co.	296,089	10,599,986
		21,070,160
Metals & Mining 4.7%
Agnico Eagle Mines Ltd.	450,098	20,452,824
Freeport-McMoRan, Inc.	505,420	18,847,112
Glencore PLC	5,586,692	31,963,720
Gold Fields Ltd. (ADR)	566,000	6,146,760
Newmont Corp.	476,840	17,619,238
Nippon Steel Corp. (b)	832,000	19,469,427
Norsk Hydro ASA	1,854,686	11,606,398
Reliance Steel & Aluminum Co.	96,170	25,218,659
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	13

	Shares	Value ($)
Rio Tinto Ltd.	571,300	41,599,144
Teck Resources Ltd. “B”	515,626	22,192,892
		215,116,174
Paper & Forest Products 0.6%
Mondi PLC	691,900	11,557,050
Svenska Cellulosa AB SCA “B”	1,279,600	17,512,262
		29,069,312
Real Estate 30.6%
Diversified REITs 1.2%
Activia Properties, Inc.	4,268	11,778,956
British Land Co. PLC	3,607,353	13,884,523
Essential Properties Realty Trust, Inc.	624,400	13,505,772
Hulic Reit, Inc.	4,384	4,675,978
Mori Trust REIT, Inc.	28,380	13,817,148
		57,662,377
Health Care REITs 2.1%
Omega Healthcare Investors, Inc.	893,900	29,641,724
Ventas, Inc.	394,800	16,632,924
Welltower, Inc.	627,400	51,396,608
		97,671,256
Hotel & Resort REITs 0.5%
Ryman Hospitality Properties, Inc.	258,854	21,557,361
Industrial REITs 5.0%
Americold Realty Trust, Inc.	948,600	28,846,926
CapitaLand Ascendas REIT	9,130,500	18,328,373
EastGroup Properties, Inc.	184,103	30,658,673
Frasers Logistics & Commercial Trust	15,512,400	12,119,916
Industrial & Infrastructure Fund Investment Corp.	12,343	11,413,684
Mapletree Industrial Trust	411,700	680,595
Mapletree Logistics Trust	12,582,000	15,420,019
Prologis, Inc.	876,408	98,341,742
Segro PLC	1,839,698	16,073,918
		231,883,846
Office REITs 0.7%
SL Green Realty Corp. (b)	414,900	15,475,770
Vornado Realty Trust	669,400	15,181,992
		30,657,762
Real Estate Management & Development 4.0%
CapitaLand Investment Ltd.	4,136,500	9,342,147
The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS RREEF Real Assets Fund

	Shares	Value ($)
Castellum AB (b)	1,718,489	17,404,503
CK Asset Holdings Ltd.	2,259,363	11,853,594
CTP NV 144A	933,120	13,368,774
Fastighets AB Balder “B” *	3,595,540	16,115,549
Mitsubishi Estate Co., Ltd.	2,071,600	27,028,264
Mitsui Fudosan Co., Ltd.	1,464,900	32,256,236
PSP Swiss Property AG (Registered)	149,890	17,690,599
Sun Hung Kai Properties Ltd.	1,095,700	11,683,930
Vonovia SE	1,082,484	25,918,841
		182,662,437
Residential REITs 3.4%
American Homes 4 Rent “A”	639,679	21,550,786
AvalonBay Communities, Inc.	336,010	57,706,357
Canadian Apartment Properties REIT (b)	268,373	8,907,237
Equity LifeStyle Properties, Inc.	329,020	20,961,864
UDR, Inc.	929,263	33,146,811
UNITE Group PLC	1,439,891	15,676,762
		157,949,817
Retail REITs 3.9%
Agree Realty Corp.	457,012	25,245,343
Kenedix Retail REIT Corp.	6,146	11,887,591
Kite Realty Group Trust	1,511,329	32,372,667
Klepierre SA	609,910	14,927,063
Link REIT	4,353,641	21,273,089
Region RE Ltd.	6,155,500	7,980,014
RioCan Real Estate Investment Trust (b)	1,344,000	17,880,420
Simon Property Group, Inc.	239,270	25,848,338
Spirit Realty Capital, Inc.	622,657	20,877,689
		178,292,214
Specialized REITs 9.8%
American Tower Corp.	523,702	86,122,794
Big Yellow Group PLC	559,266	6,360,642
CubeSmart	589,000	22,458,570
Digital Realty Trust, Inc.	387,200	46,858,944
Equinix, Inc.	110,334	80,131,171
Iron Mountain, Inc.	640,811	38,096,214
Public Storage	164,800	43,428,096
SBA Communications Corp.	394,624	78,991,886
VICI Properties, Inc.	920,684	26,791,904
Weyerhaeuser Co.	665,442	20,402,452
		449,642,673
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	15

	Shares	Value ($)
Utilities 14.8%
Electric Utilities 4.3%
Exelon Corp.	1,748,374	66,071,053
Orsted AS 144A	115,802	6,289,023
PG&E Corp.*	3,199,107	51,601,596
SSE PLC	1,158,740	22,777,086
Terna - Rete Elettrica Nazionale	6,622,349	49,826,789
		196,565,547
Gas Utilities 3.0%
APA Group (Units)	4,333,610	23,092,894
Atmos Energy Corp.	317,340	33,615,826
China Resources Gas Group Ltd.	2,164,500	6,328,934
ENN Energy Holdings Ltd.	1,276,900	10,527,268
Hong Kong & China Gas Co., Ltd.	6,678,850	4,646,011
Kunlun Energy Co., Ltd.	20,205,000	17,363,534
Snam SpA	4,211,000	19,765,170
Tokyo Gas Co., Ltd.	1,030,800	23,384,054
		138,723,691
Multi-Utilities 6.3%
Ameren Corp.	427,923	32,021,478
CenterPoint Energy, Inc.	2,115,514	56,801,551
National Grid PLC	7,331,138	87,602,244
NiSource, Inc.	2,036,770	50,267,484
Sempra	911,740	62,025,672
		288,718,429
Water Utilities 1.2%
American Water Works Co., Inc.	295,549	36,597,833
Severn Trent PLC	367,100	10,580,262
United Utilities Group PLC	896,800	10,337,976
		57,516,071
Total Common Stocks (Cost $3,612,753,687)		3,511,802,407

	Principal Amount ($)	Value ($)
Government & Agency Obligations 20.0%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.875%, 2/15/2047	37,329,175	27,201,449
1.375%, 2/15/2044	44,461,884	37,157,370
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS RREEF Real Assets Fund

	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Notes:
0.125%, 7/15/2031	44,369,576	37,668,643
0.25%, 1/15/2025	84,856,244	81,616,956
0.25%, 7/15/2029	46,508,533	41,431,200
0.375%, 1/15/2027	85,945,888	79,940,587
0.375%, 7/15/2027	63,220,007	58,621,122
0.625%, 1/15/2026	86,098,084	81,846,992
0.625%, 7/15/2032	24,613,130	21,443,950
0.875%, 1/15/2029	25,674,979	23,819,811
U.S. Treasury Notes:
2.0%, 5/31/2024	45,000,000	43,989,258
2.25%, 12/31/2023	60,000,000	59,521,875
2.25%, 3/31/2024	46,000,000	45,279,453
2.375%, 2/29/2024	50,000,000	49,376,953
2.5%, 1/31/2024	60,000,000	59,416,406
2.5%, 4/30/2024	50,000,000	49,150,390
2.875%, 10/31/2023	65,000,000	64,872,073
2.875%, 11/30/2023	47,000,000	46,802,492
3.0%, 6/30/2024	12,500,000	12,272,461
Total Government & Agency Obligations (Cost $966,611,323)		921,429,441

	Shares	Value ($)
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.25% (c) (d) (Cost $90,969,482)	90,969,482	90,969,482
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.36% (c) (Cost $84,960,121)	84,960,121	84,960,121

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $4,755,294,613)	100.0	4,609,161,451
Other Assets and Liabilities, Net	0.0	535,770
Net Assets	100.0	4,609,697,221
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	17

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 3/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.25% (c) (d)
23,744,750	67,224,732 (e)	—	—	—	502,153	—	90,969,482	90,969,482
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.36% (c)
100,676,680	1,276,600,551	1,292,317,110	—	—	1,749,711	—	84,960,121	84,960,121
124,421,430	1,343,825,283	1,292,317,110	—	—	2,251,864	—	175,929,603	175,929,603

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $86,443,817, which is 1.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS RREEF Real Assets Fund

At September 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	11/30/2023	511	45,411,705	46,173,960	762,255
Copper Futures	USD	12/27/2023	319	30,328,446	29,806,562	(521,884)
Corn Futures	USD	12/14/2023	1,023	26,798,301	24,385,763	(2,412,538)
Cotton No. 2 Futures	USD	12/6/2023	392	16,434,463	17,081,400	646,937
Gasoline RBOB Futures	USD	12/29/2023	187	19,563,795	18,250,340	(1,313,455)
Gold 100 oz. Futures	USD	12/27/2023	579	113,670,730	108,047,190	(5,623,540)
Kansas City HRW Wheat Futures	USD	12/14/2023	269	10,993,503	8,927,438	(2,066,065)
Lean Hogs Futures	USD	12/14/2023	484	14,515,572	13,895,640	(619,932)
Live Cattle Futures	USD	12/29/2023	138	10,384,530	10,373,460	(11,070)
Live Cattle Futures	USD	2/29/2024	135	10,196,898	10,395,000	198,102
LME Nickel Futures	USD	11/13/2023	82	10,084,459	9,141,852	(942,607)
LME Nickel Futures	USD	1/15/2024	39	4,821,742	4,387,734	(434,008)
LME Primary Aluminium Futures	USD	11/13/2023	351	19,177,007	20,590,538	1,413,531
LME Primary Aluminium Futures	USD	1/15/2024	376	20,841,758	22,153,450	1,311,692
LME Zinc Futures	USD	11/13/2023	408	24,615,104	27,022,350	2,407,246
LME Zinc Futures	USD	1/15/2024	134	8,439,241	8,890,900	451,659
Low Sulfur Gas Oil Futures	USD	11/10/2023	52	4,536,826	5,024,500	487,674
Low Sulfur Gas Oil Futures	USD	1/11/2024	137	12,068,182	12,353,975	285,793
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	19

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Natural Gas Futures	USD	10/27/2023	522	15,998,748	15,289,380	(709,368)
Natural Gas Futures	USD	12/27/2023	457	16,859,839	16,292,050	(567,789)
NY Harbor ULSD Futures	USD	10/31/2023	35	4,711,100	4,851,882	140,782
NY Harbor ULSD Futures	USD	12/29/2023	144	18,931,431	18,540,749	(390,682)
Silver Futures	USD	12/27/2023	239	29,353,541	26,827,750	(2,525,791)
Soybean Futures	USD	11/14/2023	106	7,299,376	6,757,500	(541,876)
Soybean Meal Futures	USD	1/12/2024	119	4,704,203	4,514,860	(189,343)
Soybean Oil Futures	USD	1/12/2024	228	15,780,758	14,757,300	(1,023,458)
Soybean Oil Futures	USD	1/12/2024	133	4,803,134	4,406,556	(396,578)
Sugar No. 11 Futures	USD	2/29/2024	825	23,452,231	24,467,520	1,015,289
Wheat Futures	USD	12/14/2023	722	23,741,755	19,548,150	(4,193,605)
WTI Crude Futures	USD	12/19/2023	529	46,099,014	46,012,420	(86,594)
Total					599,168,169	(15,449,223)
At September 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	11/13/2023	43	5,268,050	4,793,898	474,152
LME Primary Aluminium Futures	USD	11/13/2023	351	19,232,165	20,590,538	(1,358,373)
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS RREEF Real Assets Fund

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Zinc Futures	USD	11/13/2023	297	18,033,231	19,670,681	(1,637,450)
LME Zinc Futures	USD	1/15/2024	24	1,520,804	1,592,400	(71,596)
Total					46,647,517	(2,593,267)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Consolidated Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$67,705,896	$—	$67,705,896
Consumer Staples	66,290,014	—	—	66,290,014
Energy	523,220,179	110,298,732	0	633,518,911
Industrials	143,359,633	154,776,944	—	298,136,577
Materials	212,469,353	144,178,175	—	356,647,528
Real Estate	1,029,019,035	378,960,708	—	1,407,979,743
Utilities	389,002,493	292,521,245	—	681,523,738
Government & Agency Obligations	—	921,429,441	—	921,429,441
Short-Term Investments (a)	175,929,603	—	—	175,929,603
Derivatives (b)
Futures Contracts	9,595,112	—	—	9,595,112
Total	$2,548,885,422	$2,069,871,141	$0	$4,618,756,563

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(27,637,602)	$—	$—	$(27,637,602)
Total	$(27,637,602)	$—	$—	$(27,637,602)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS RREEF Real Assets Fund

Consolidated Statement of Assets and Liabilities
as of September 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $4,579,365,010) — including $86,443,817 of securities loaned	$4,433,231,848
Investment in DWS Government & Agency Securities Portfolio (cost $90,969,482)*	90,969,482
Investment in DWS Central Cash Management Government Fund (cost $84,960,121)	84,960,121
Cash	20,000
Foreign currency, at value (cost $5,192,980)	5,155,738
Deposit with broker for futures contracts	41,926,022
Receivable for investments sold	73,207,473
Receivable for Fund shares sold	9,746,939
Dividends receivable	7,254,767
Interest receivable	4,563,425
Foreign taxes recoverable	691,535
Other assets	200,807
Total assets	4,751,928,157
Liabilities
Payable upon return of securities loaned	90,969,482
Payable for investments purchased	34,535,593
Payable for Fund shares redeemed	5,738,237
Payable for variation margin on futures contracts	6,508,051
Accrued management fee	2,540,655
Accrued Trustees' fees	56,138
Other accrued expenses and payables	1,882,780
Total liabilities	142,230,936
Net assets, at value	$4,609,697,221
Net Assets Consist of
Distributable earnings (loss)	(1,012,618,094)
Paid-in capital	5,622,315,315
Net assets, at value	$4,609,697,221
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	23

Consolidated Statement of Assets and Liabilities
as of September 30, 2023 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($94,144,769 ÷ 8,833,529 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.66
Maximum offering price per share (100 ÷ 94.25 of $10.66)	$11.31
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,137,379 ÷ 1,717,884 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.56
Class R
Net Asset Value, offering and redemption price per share ($2,012,864 ÷ 187,905 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.71
Class R6
Net Asset Value, offering and redemption price per share ($151,930,916 ÷ 14,348,146 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.59
Class S
Net Asset Value, offering and redemption price per share ($298,594,706 ÷ 28,238,333 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.57
Institutional Class
Net Asset Value, offering and redemption price per share ($4,044,876,587 ÷ 382,096,314 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.59
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS RREEF Real Assets Fund

Consolidated Statement of Operations
for the six months ended September 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $4,304,527)	$78,860,639
Interest (net of foreign taxes withheld of $175,728)	26,124,040
Income distributions — DWS Central Cash Management Government Fund	1,749,711
Securities lending income, net of borrower rebates	502,153
Total income	107,236,543
Expenses:
Management fee	20,215,103
Administration fee	2,540,120
Services to shareholders	2,978,022
Distribution and service fees	239,393
Custodian fee	118,478
Professional fees	79,013
Reports to shareholders	169,756
Registration fees	283,372
Trustees' fees and expenses	115,656
Other	132,728
Total expenses before expense reductions	26,871,641
Expense reductions	(2,740,656)
Total expenses after expense reductions	24,130,985
Net investment income	83,105,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(246,110,449)
Futures	(7,870,033)
Foreign currency	(96,062)
(254,076,544)
Change in net unrealized appreciation (depreciation) on:
Investments	(70,035,071)
Futures	(14,029,982)
Foreign currency	(109,237)
(84,174,290)
Net gain (loss)	(338,250,834)
Net increase (decrease) in net assets resulting from operations	$(255,145,276)
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	25

Consolidated Statements of Changes in Net Assets
	Six Months Ended September 30, 2023	Year Ended March 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$83,105,558	$127,406,450
Net realized gain (loss)	(254,076,544)	(389,268,715)
Change in net unrealized appreciation (depreciation)	(84,174,290)	(641,323,569)
Net increase (decrease) in net assets resulting from operations	(255,145,276)	(903,185,834)
Distributions to shareholders:
Class A	(479,901)	(5,276,345)
Class T	—	(390)
Class C	(57,139)	(803,109)
Class R	(8,373)	(101,955)
Class R6	(851,129)	(5,689,006)
Class S	(1,549,068)	(16,823,577)
Institutional Class	(24,629,905)	(221,636,463)
Total distributions	(27,575,515)	(250,330,845)
Fund share transactions:
Proceeds from shares sold	626,887,926	3,528,736,002
Reinvestment of distributions	23,497,937	218,163,907
Payments for shares redeemed	(1,451,316,814)	(2,397,150,805)
Net increase (decrease) in net assets from Fund share transactions	(800,930,951)	1,349,749,104
Increase (decrease) in net assets	(1,083,651,742)	196,232,425
Net assets at beginning of period	5,693,348,963	5,497,116,538
Net assets at end of period	$4,609,697,221	$5,693,348,963

The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS RREEF Real Assets Fund

Consolidated Financial Highlights
DWS RREEF Real Assets Fund — Class A
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.29	$13.64	$11.50	$8.73	$10.05	$9.32
Income (loss) from investment operations:
Net investment income[a]	.16	.22	.15	.11	.15	.14
Net realized and unrealized gain (loss)	(.74 )	(2.10)	2.29	2.80	(1.28)	.73
Total from investment operations	(.58 )	(1.88)	2.44	2.91	(1.13)	.87
Less distributions from:
Net investment income	(.05 )	(.47 )	(.30 )	(.14 )	(.19 )	(.14 )
Net asset value, end of period	$10.66	$11.29	$13.64	$11.50	$8.73	$10.05
Total Return (%)[b,c]	(5.14)*	(13.83)	21.49	33.59	(11.51)	9.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	94	116	147	92	70	72
Ratio of expenses before expense reductions (%)	1.30 **	1.27	1.29	1.33	1.36	1.37
Ratio of expenses after expense reductions (%)	1.22 **	1.22	1.22	1.22	1.22	1.22
Ratio of net investment income (%)	2.88 **	1.88	1.15	1.07	1.48	1.42
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	27

DWS RREEF Real Assets Fund — Class C
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.21	$13.54	$11.42	$8.67	$9.97	$9.25
Income (loss) from investment operations:
Net investment income[a]	.12	.13	.05	.03	.08	.07
Net realized and unrealized gain (loss)	(.74 )	(2.08)	2.27	2.78	(1.27)	.72
Total from investment operations	(.62 )	(1.95)	2.32	2.81	(1.19)	.79
Less distributions from:
Net investment income	(.03 )	(.38 )	(.20 )	(.06 )	(.11 )	(.07 )
Net asset value, end of period	$10.56	$11.21	$13.54	$11.42	$8.67	$9.97
Total Return (%)[b,c]	(5.53)*	(14.47)	20.53	32.58	(12.05)	8.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	24	24	12	16	29
Ratio of expenses before expense reductions (%)	2.03 **	2.01	2.02	2.08	2.10	2.13
Ratio of expenses after expense reductions (%)	1.97 **	1.97	1.97	1.97	1.97	1.97
Ratio of net investment income (%)	2.12 **	1.12	.40	.28	.79	.69
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class R
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.36	$13.72	$11.57	$8.79	$10.11	$9.38
Income (loss) from investment operations:
Net investment income[a]	.15	.20	.12	.08	.13	.11
Net realized and unrealized gain (loss)	(.76 )	(2.11)	2.30	2.82	(1.28)	.74
Total from investment operations	(.61 )	(1.91)	2.42	2.90	(1.15)	.85
Less distributions from:
Net investment income	(.04 )	(.45 )	(.27 )	(.12 )	(.17 )	(.12 )
Net asset value, end of period	$10.71	$11.36	$13.72	$11.57	$8.79	$10.11
Total Return (%)[b]	(5.34)*	(14.02)	21.16	33.15	(11.65)	9.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	3	2	3
Ratio of expenses before expense reductions (%)	1.67 **	1.64	1.67	1.71	1.75	1.75
Ratio of expenses after expense reductions (%)	1.47 **	1.47	1.47	1.47	1.47	1.47
Ratio of net investment income (%)	2.62 **	1.64	.93	.80	1.26	1.18
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	29

DWS RREEF Real Assets Fund — Class R6
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.21	$13.55	$11.42	$8.67	$9.97	$9.25
Income (loss) from investment operations:
Net investment income[a]	.18	.25	.18	.21	.17	.16
Net realized and unrealized gain (loss)	(.74 )	(2.08)	2.29	2.71	(1.25)	.73
Total from investment operations	(.56 )	(1.83)	2.47	2.92	(1.08)	.89
Less distributions from:
Net investment income	(.06 )	(.51 )	(.34 )	(.17 )	(.22 )	(.17 )
Net asset value, end of period	$10.59	$11.21	$13.55	$11.42	$8.67	$9.97
Total Return (%)[b]	(5.01)*	(13.59)	21.92	33.94	(11.17)	9.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	152	160	117	37	4	1
Ratio of expenses before expense reductions (%)	.91 **	.90	.91	.95	1.00	1.06
Ratio of expenses after expense reductions (%)	.90 **	.90	.90	.93	.95	.95
Ratio of net investment income (%)	3.20 **	2.16	1.44	2.04	1.66	1.70
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS RREEF Real Assets Fund

DWS RREEF Real Assets Fund — Class S
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.20	$13.53	$11.41	$8.66	$9.97	$9.24
Income (loss) from investment operations:
Net investment income[a]	.17	.24	.16	.12	.17	.15
Net realized and unrealized gain (loss)	(.75 )	(2.08)	2.28	2.79	(1.27)	.74
Total from investment operations	(.58 )	(1.84)	2.44	2.91	(1.10)	.89
Less distributions from:
Net investment income	(.05 )	(.49 )	(.32 )	(.16 )	(.21 )	(.16 )
Net asset value, end of period	$10.57	$11.20	$13.53	$11.41	$8.66	$9.97
Total Return (%)[b]	(5.15)*	(13.69)	21.65	33.81	(11.38)	9.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	299	372	392	243	149	255
Ratio of expenses before expense reductions (%)	1.13 **	1.10	1.12	1.16	1.17	1.16
Ratio of expenses after expense reductions (%)	1.07 **	1.07	1.07	1.07	1.07	1.07
Ratio of net investment income (%)	3.01 **	2.03	1.29	1.23	1.68	1.57
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

DWS RREEF Real Assets Fund	|	31

DWS RREEF Real Assets Fund — Institutional Class
	Six Months Ended 9/30/23	Years Ended March 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$11.21	$13.54	$11.42	$8.67	$9.97	$9.25
Income (loss) from investment operations:
Net investment income[a]	.18	.26	.19	.15	.17	.16
Net realized and unrealized gain (loss)	(.74 )	(2.08)	2.27	2.77	(1.25)	.73
Total from investment operations	(.56 )	(1.82)	2.46	2.92	(1.08)	.89
Less distributions from:
Net investment income	(.06 )	(.51 )	(.34 )	(.17 )	(.22 )	(.17 )
Net asset value, end of period	$10.59	$11.21	$13.54	$11.42	$8.67	$9.97
Total Return (%)[b]	(5.01)*	(13.53)	21.83	33.94	(11.17)	9.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,045	5,020	4,815	1,146	340	170
Ratio of expenses before expense reductions (%)	1.01 **	1.00	1.00	1.03	1.07	1.07
Ratio of expenses after expense reductions (%)	.90 **	.90	.90	.94	.95	.95
Ratio of net investment income (%)	3.20 **	2.20	1.50	1.49	1.72	1.68
Portfolio turnover rate (%)	33 *	86	65	74	88	72

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS RREEF Real Assets Fund

Notes to Consolidated Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS RREEF Real Assets Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS RREEF Real Assets Fund	|	33

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Real Assets Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, including, but not limited to futures contracts, options and total return swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of September 30, 2023, the Fund’s investment in the Subsidiary was $553,379,452, representing 11.6% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

34	|	DWS RREEF Real Assets Fund

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

DWS RREEF Real Assets Fund	|	35

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended September 30, 2023, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.09% annualized effective rate as of September 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2023, the Fund had securities on loan, which were classified as common stocks in the Consolidated Investment Portfolio. The

36	|	DWS RREEF Real Assets Fund

value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At March 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $429,926,000, including short-term losses ($269,742,000) and long-term losses ($160,184,000). Such losses include $196,790,000 inherited from its mergers with affiliated funds, which may

DWS RREEF Real Assets Fund	|	37

be applied against any realized net taxable capital gains indefinitely subject to certain limitations under Section 381–384 of the Internal Revenue Code.
At September 30, 2023, the aggregate cost of investments for federal income tax purposes was $5,008,117,338. The net unrealized depreciation for all investments based on tax cost was $398,955,887. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $852,039,112 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,250,994,999.
The Fund has reviewed the tax positions for the open tax years as of March 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investment in the Subsidiary, investments in passive foreign investment companies and certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification

38	|	DWS RREEF Real Assets Fund

clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended September 30, 2023, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

DWS RREEF Real Assets Fund	|	39

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of September 30, 2023, is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended September 30, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $599,168,000 to $707,317,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $9,118,000 to $81,656,000.
The following tables summarize the value of the Fund’s derivative instruments held as of September 30, 2023 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Commodity Contracts (a)	$9,595,112
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Includes cumulative appreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

Liability Derivative	Futures Contracts
Commodity Contracts (a)	$(27,637,602)
The above derivative is located in the following Consolidated Statement of Assets and Liabilities account:

(a)
Includes cumulative depreciation of futures contracts as disclosed in the Consolidated
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Consolidated Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended September 30, 2023 and the related location in the accompanying

40	|	DWS RREEF Real Assets Fund

Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Commodity Contracts (a)	$(7,870,033)
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Commodity Contracts (a)	$(14,029,982)
The above derivative is located in the following Consolidated Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended September 30, 2023, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$1,451,920,909	$2,066,499,083
U.S. Treasury Obligations	$86,003,135	$240,837,925
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF” ), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS RREEF Real Assets Fund	|	41

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $1.5 billion of such net assets	.785%
Next $1.5 billion of such net assets	.775%
Next $3.0 billion of such net assets	.750%
Over $6.5 billion of such net assets	.725%
Accordingly, for the six months ended September 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.772% of the Fund’s average daily net assets.
For the period from April 1, 2023 to July 31, 2023 (through September 30, 2024 for Class R6 and Institutional class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.22%
Class C	1.97%
Class R	1.47%
Class R6	.90%
Class S	1.07%
Institutional Class	.90%
Effective August 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.21%
Class C	1.96%
Class R	1.46%
Class S	1.06%

42	|	DWS RREEF Real Assets Fund

For the six months ended September 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$41,914
Class C	6,277
Class R	2,185
Class R6	4,982
Class S	96,714
Institutional Class	2,588,584
$2,740,656
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2023, the Administration Fee was $2,540,120, of which $379,067 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2023
Class A	$10,387	$3,635
Class C	531	186
Class R	162	66
Class R6	1,135	358
Class S	36,446	14,324
Institutional Class	3,244	1,069
	$51,905	$19,638
In addition, for the six months ended September 30, 2023, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated

DWS RREEF Real Assets Fund	|	43

Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$66,146
Class C	12,301
Class R	2,718
Class S	324,221
Institutional Class	2,485,289
$2,890,675
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended September 30, 2023, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2023
Class C	$78,408	$11,683
Class R	2,718	425
	$81,126	$12,108
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended September 30, 2023, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2023	Annualized Rate
Class A	$129,446	$41,323.25%
Class C	26,123	7,721.25%
Class R	2,698	888.25%
	$158,267	$49,932
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in

44	|	DWS RREEF Real Assets Fund

connection with the distribution of Class A shares for the six months ended September 30, 2023 aggregated $2,245.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended September 30, 2023, the CDSC for Class C shares aggregated $4,684. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended September 30, 2023, DDI received $6,524 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended September 30, 2023, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $945, of which $680 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

DWS RREEF Real Assets Fund	|	45

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2023.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	726,659	$8,116,610	3,531,483	$43,992,755
Class C	42,036	467,160	863,183	10,695,665
Class R	9,072	101,746	48,342	617,866
Class R6	1,293,024	14,322,716	7,641,957	93,247,331
Class S	2,835,120	31,258,446	17,901,218	220,098,392
Institutional Class	51,700,948	572,621,248	260,187,106	3,160,083,993
		$626,887,926		$3,528,736,002
Shares issued to shareholders in reinvestment of distributions
Class A	38,986	$423,782	409,700	$4,757,955
Class T	—	—	33 *	390 *
Class C	4,173	45,021	51,756	599,069
Class R	766	8,373	8,712	101,955
Class R6	76,035	820,416	472,737	5,420,965
Class S	140,852	1,518,389	1,435,984	16,523,452
Institutional Class	1,916,771	20,681,956	16,584,868	190,760,121
		$23,497,937		$218,163,907
Shares redeemed
Class A	(2,168,837)	$(24,271,850)	(4,443,693)	$(52,803,276)
Class T	—	—	(1,221)*	(13,127)*
Class C	(435,146)	(4,821,261)	(553,068)	(6,435,532)
Class R	(26,020)	(291,997)	(71,914)	(847,121)
Class R6	(1,301,270)	(14,294,732)	(2,485,400)	(29,655,061)
Class S	(7,929,606)	(88,457,245)	(15,095,165)	(173,497,315)
Institutional Class	(119,401,649)	(1,319,179,729)	(184,438,803)	(2,133,899,373)
		$(1,451,316,814)		$(2,397,150,805)

46	|	DWS RREEF Real Assets Fund

	Six Months Ended September 30, 2023		Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,403,192)	$(15,731,458)	(502,510)	$(4,052,566)
Class T	—	—	(1,188)*	(12,737)*
Class C	(388,937)	(4,309,080)	361,871	4,859,202
Class R	(16,182)	(181,878)	(14,860)	(127,300)
Class R6	67,789	848,400	5,629,294	69,013,235
Class S	(4,953,634)	(55,680,410)	4,242,037	63,124,529
Institutional Class	(65,783,930)	(725,876,525)	92,333,171	1,216,944,741
		$(800,930,951)		$1,349,749,104

*	For the period from April 1, 2022 to September 30, 2022 (Class T liquidation date).

DWS RREEF Real Assets Fund	|	47

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

48	|	DWS RREEF Real Assets Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2023 to September 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS RREEF Real Assets Fund	|	49

Expenses and Value of a $1,000 Investment
for the six months ended September 30, 2023 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 4/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/23	$948.60	$944.70	$946.60	$949.90	$948.50	$949.90
Expenses Paid per $1,000*	$5.94	$9.58	$7.15	$4.39	$5.21	$4.39
Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 4/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 9/30/23	$1,018.90	$1,015.15	$1,017.65	$1,020.50	$1,019.65	$1,020.50
Expenses Paid per $1,000*	$6.16	$9.92	$7.41	$4.55	$5.40	$4.55

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS RREEF Real Assets Fund	1.22%	1.97%	1.47%	.90%	1.07%	.90%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

50	|	DWS RREEF Real Assets Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS RREEF Real Assets Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and RREEF America L.L.C. (“RREEF” ), an affiliate of DIMA, in September 2023.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and

DWS RREEF Real Assets Fund	|	51

resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.

52	|	DWS RREEF Real Assets Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2021, in connection with the 2021 contract renewal process, DIMA agreed to implement a new management fee breakpoint and that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to implement an additional management fee breakpoint. With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

DWS RREEF Real Assets Fund	|	53

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of

54	|	DWS RREEF Real Assets Fund

the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Real Assets Fund	|	55

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS RREEF Real Assets Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	AAAAX	AAAPX	AAASX	AAAZX
CUSIP Number	25159K 879	25159K 887	25159K 804	25159K 705
Fund Number	487	787	2087	1487

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	AAAQX	AAAVX
CUSIP Number	25159K 200	25159K 713
Fund Number	1587	1687

DWS RREEF Real Assets Fund	|	57

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DRAF-3
(R-024413-13 11/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Assets Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/29/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/29/2023